As filed with the Securities and Exchange Commission on November 22, 2013

File No. 333-190276

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.

☒ Post-Effective Amendment No. 1

NUVEEN INVESTMENT FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

333 West Wacker Drive

Chicago, Illinois 60606

(Address of Principal Executive Offices, Zip Code)

Registrant’s Telephone Number, including Area Code (312) 917-7700

Kevin J. McCarthy

Vice President and Secretary

333 West Wacker Drive

Chicago, Illinois 60606

(Name and Address of Agent for Service)

Copy to:

Deborah Bielicke Eades Vedder Price P.C. 222 North LaSalle Street Chicago, Illinois 60601	Eric F. Fess Chapman and Cutler LLP 111 West Monroe Street Chicago, Illinois 60603

No filing fee is required because of reliance on Section 24(f) and an indefinite number of shares of common stock have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 to the Registration Statement of Nuveen Investment Funds, Inc. (the “Registrant”) on Form N-14 (File No. 333-190276) (the “Registration Statement”) is being filed for the sole purpose of adding Exhibits 12 and 16(b) to Part C of the Registration Statement. This Post-Effective Amendment No. 1 hereby incorporates Part A and Part B from the definitive Proxy Statement/Prospectus and Statement of Additional Information as filed on September 4, 2013 pursuant to Rule 497(b).

PART C

OTHER INFORMATION

Item 15. Indemnification.

The Registrant’s Amended and Restated Articles of Incorporation provide that each present or former director, officer, agent and employee of the Registrant or any predecessor or constituent corporation, and each person who, at the request of the Registrant, serves or served another business enterprise in any such capacity, and the heirs and personal representatives of each of the foregoing shall be indemnified by the Registrant to the fullest extent permitted by law against all expenses, including without limitation amounts of judgments, fines, amounts paid in settlement, attorneys’ and accountants’ fees, and costs of litigation, which shall necessarily or reasonably be incurred by him or her in connection with any action, suit or proceeding to which he or she was, is or shall be a party, or with which he or she may be threatened, by reason of his or her being or having been a director, officer, agent or employee of the Registrant or such predecessor or constituent corporation or such business enterprise, whether or not he or she continues to be such at the time of incurring such expenses. Such indemnification may include without limitation the purchase of insurance and advancement of any expenses, and the Registrant shall be empowered to enter into agreements to limit the liability of directors and officers of the Registrant. No indemnification shall be made in violation of the General Corporation Law of the State of Maryland or the Investment Company Act of 1940 (the “1940 Act”). The Registrant’s Amended and Restated Articles of Incorporation further provide that no director or officer of the Registrant shall be liable to the Registrant or its stockholders for money damages, except (i) to the extent that it is proved that such director or officer actually received an improper benefit or profit in money, property or services, for the amount of the benefit or profit in money, property or services actually received, or (ii) to the extent that a judgment or other final adjudication adverse to such director or officer is entered in a proceeding based on a finding in the proceeding that such director’s or officer’s action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding. The foregoing shall not be construed to protect or purport to protect any director or officer of the Registrant against any liability to the Registrant or its stockholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such office. The Registrant undertakes that no indemnification or advance will be made unless it is consistent with Sections 17(h) or 17(i) of the Investment Company Act of 1940, as now enacted or hereafter amended, and Securities and Exchange Commission rules, regulations, and releases (including, without limitation, Investment Company Act of 1940 Release No. 11330, September 2, 1980).

The directors and officers of the Registrant are covered by the Mutual Fund Professional Liability policy in the aggregate amount of $70,000,000 against liability and expenses of claims of wrongful acts arising out of their position with the Registrant and other Nuveen funds, except for matters that involve willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of the Registrant or where he or she had reasonable cause to believe this conduct was unlawful). The policy has a $2,000,000 deductible for operational failures (after the deductible is satisfied, the insurer would cover 90% of any operational failure claims and the Fund would be liable for 10% of any such claims) and $1,000,000 deductible for all other claims.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, (the “1933 Act”) may be permitted to the officers, directors or controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer or director or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such officer, director or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

(1)(a)	Registrant’s Amended and Restated Articles of Incorporation. (1)

(1)(b)	Registrant’s Articles Supplementary, designating new series and new share classes. (2)

(1)(c)	Registrant’s Articles Supplementary, designating new series and new share classes. (3)

(1)(d)	Registrant’s Articles Supplementary designating new series. (4)

(1)(e)	Registrant’s Articles Supplementary designating new series. (5)

(1)(f)	Registrant’s Articles Supplementary designating new series. (6)

(1)(g)	Registrant’s Articles Supplementary decreasing authorizations of specified classes and series and decreasing total authorized shares. (7)

(1)(h)	Registrant’s Articles Supplementary designating new series. (8)

(1)(i)	Registrant’s Articles Supplementary designating new series. (11)

(1)(j)	Registrant’s Articles Supplementary designating new series. (12)

(1)(k)	Registrant’s Articles Supplementary designating new series. (13)

(1)(l)	Registrant’s Articles Supplementary designating new share classes. (14)

(1)(m)	Registrant’s Articles of Amendment, filed January 9, 2009. (15)

(1)(n)	Registrant’s Articles of Amendment, filed June 4, 2009. (16)

(1)(o)	Registrant’s Articles Supplementary designating new series and new share classes, filed June 23, 2009. (16)

(1)(p)	Registrant’s Articles Supplementary designating new series and new share class, filed September 17, 2009. (17)

(1)(q)	Registrant’s Articles of Amendment, filed January 22, 2010. (18)

(1)(r)	Registrant’s Articles Supplementary providing name changes and names of new classes and series, filed October 27, 2010. (19)

(1)(s)	Registrant’s Articles of Amendment providing name change, filed March 29, 2011. (22)

(1)(t)	Registrant’s Articles Supplementary designating new series, filed July 14, 2011. (23)

(1)(u)	Registrant’s Articles of Amendment regarding reorganization of Nuveen Large Cap Value Fund into Nuveen Dividend Value Fund, filed October 5, 2012. (26)

(1)(v)	Registrant’s Articles Supplementary providing names of new share class, filed November 26, 2012. (28)

(2)	Registrant’s By-laws, as amended. (27)

(3)	Not Applicable.

(4)	Form of Agreement and Plan of Reorganization. (30)

(5)	Not Applicable.

(6)(a)	Management Agreement between the Registrant and Nuveen Fund Advisors, Inc. (n/k/a Nuveen Fund Advisors, LLC), dated January 1, 2011. (21)

(6)(b)	Amended Schedules A and B of Management Agreement between Registrant and Nuveen Fund Advisors, Inc. (n/k/a Nuveen Fund Advisors, LLC), dated May 14, 2012. (25)

(6)(c)	Renewal of Investment Management Agreement between Registrant and Nuveen Fund Advisors, Inc. (n/k/a Nuveen Fund Advisors, LLC), dated May 23, 2012. (28)

(6)(d)	Investment Sub-Advisory Agreement by and between Nuveen Fund Advisors, Inc. (n/k/a Nuveen Fund Advisors, LLC) and Nuveen Asset Management, LLC, dated January 1, 2011. (21)

(6)(e)	Amended Schedule A of Investment Sub-Advisory Agreement by and between Nuveen Fund Advisors, Inc. (n/k/a Nuveen Fund Advisors, LLC) and Nuveen Asset Management, LLC, dated September 8, 2011. (24)

(6)(f)	Notice of Continuance of Investment Sub-Advisory Agreement between Nuveen Fund Advisors, Inc. (n/k/a Nuveen Fund Advisors, LLC) and Nuveen Asset Management, LLC, dated December 5, 2012. (28)

(7)(a)	Distribution Agreement between Registrant and Nuveen Securities, LLC (f/k/a Nuveen Investments, LLC), dated January 1, 2011. (21)

(7)(b)	Renewal of Distribution Agreement between Registrant and Nuveen Securities, LLC (f/k/a Nuveen Investments, LLC), dated August 6, 2012. (28)

(8)	Not Applicable.

(9)(a)	Custody Agreement between Registrant and U.S. Bank National Association, dated July 1, 2006. (10)

(9)(b)	Amendment to Custody Agreement between Registrant and U.S. Bank National Association, dated July 1, 2007. (12)

(9)(c)	Exhibit C effective September 16, 2009, to Custody Agreement, dated July 1, 2006. (17)

(9)(d)	Exhibit D effective December 5, 2007, to Custody Agreement, dated July 1, 2006. (13)

(9)(e)	Custodian Agreement between Registrant and State Street Bank and Trust Company, dated July 1, 2005. (9)

(9)(f)	Letter Amendment to the Custodian Agreement between Registrant and State Street Bank and Trust Company with respect to International Select Fund, dated November 21, 2006. (11)

(9)(g)	Amendment to Custodian Agreement between Registrant and State Street Bank and Trust Company with respect to compensation, dated June 19, 2008. (15)

(10)(a)	Amended and Restated Distribution and Service Plan, effective January 17, 2011. (21)

(10)(b)	Multiple Class Plan Adopted Pursuant to Rule 18f-3, as amended November 14, 2012. (29)

(11)	Opinion and Consent of Dorsey & Whitney LLP. (30)

(12)	Opinion and Consent of Vedder Price P.C. supporting the tax matters and consequences to shareholders discussed in the Proxy Statement/Prospectus is filed herewith.

(13)(a)	Transfer Agency and Service Agreement between the Nuveen Mutual Funds and Boston Financial Data Services, Inc., dated May 11, 2012. (25)

(13)(b)	Amendment and Schedule A to Transfer Agency and Service Agreement, dated January 30, 2013. (28)

(13)(c)	Amended and Restated Securities Lending Agreement between Registrant and U.S. Bank National Association, dated December 30, 2010. (20)

(13)(d)	Amendment to Amended and Restated Securities Lending Agreement between Registrant and U.S. Bank National Association, dated January 1, 2012. (25)

(13)(e)	Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC, dated January 1, 2011. (21)

(13)(f)	Amendment to Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC, dated April 22, 2013. (29)

(14)	Consent of Independent Auditor. (30)

(15)	Not Applicable.

(16)(a)	Powers of Attorney. (30)

(16)(b)	Powers of Attorney are filed herewith.

(17)	Form of Proxy. (30)

(1)	Incorporated by reference to the post-effective amendment no. 21 filed on Form N-1A for Registrant.

(2)	Incorporated by reference to the post-effective amendment no. 36 filed on Form N-1A for Registrant.

(3)	Incorporated by reference to the post-effective amendment no. 53 filed on Form N-1A for Registrant.

(4)	Incorporated by reference to the post-effective amendment no. 61 filed on Form N-1A for Registrant.

(5)	Incorporated by reference to the post-effective amendment no. 64 filed on Form N-1A for Registrant.

(6)	Incorporated by reference to the post-effective amendment no. 66 filed on Form N-1A for Registrant.

(7)	Incorporated by reference to the post-effective amendment no. 70 filed on Form N-1A for Registrant.

(8)	Incorporated by reference to the post-effective amendment no. 72 filed on Form N-1A for Registrant.

(9)	Incorporated by reference to the post-effective amendment no. 77 filed on Form N-1A for Registrant.

(10)	Incorporated by reference to the post-effective amendment no. 80 filed on Form N-1A for Registrant.

(11)	Incorporated by reference to the post-effective amendment no. 84 filed on Form N-1A for Registrant.

(12)	Incorporated by reference to the post-effective amendment no. 87 filed on Form N-1A for Registrant.

(13)	Incorporated by reference to the post-effective amendment no. 90 filed on Form N-1A for Registrant.

(14)	Incorporated by reference to the post-effective amendment no. 93 filed on Form N-1A for Registrant.

(15)	Incorporated by reference to the post-effective amendment no. 95 filed on Form N-1A for Registrant.

(16)	Incorporated by reference to the post-effective amendment no. 97 filed on Form N-1A for Registrant.

(17)	Incorporated by reference to the post-effective amendment no. 98 filed on Form N-1A for Registrant.

(18)	Incorporated by reference to the post-effective amendment no. 102 filed on Form N-1A for Registrant.

(19)	Incorporated by reference to the post-effective amendment no. 105 filed on Form N-1A for Registrant.

(20)	Incorporated by reference to the post-effective amendment no. 107 filed on Form N-1A for Registrant.

(21)	Incorporated by reference to the post-effective amendment no. 109 filed on Form N-1A for Registrant.

(22)	Incorporated by reference to the post-effective amendment no. 113 filed on Form N-1A for Registrant.

(23)	Incorporated by reference to the post-effective amendment no. 118 filed on Form N-1A for Registrant.

(24)	Incorporated by reference to the post-effective amendment no. 119 filed on Form N-1A for Registrant.

(25)	Incorporated by reference to the post-effective amendment no. 129 filed on Form N-1A for Registrant.

(26)	Incorporated by reference to the post-effective amendment no. 133 filed on Form N-1A for Registrant.

(27)	Incorporated by reference to the post-effective amendment no. 135 filed on Form N-1A for Registrant.

(28)	Incorporated by reference to the post-effective amendment no. 137 filed on Form N-1A for Registrant.

(29)	Incorporated by reference to the post-effective amendment no. 142 filed on Form N-1A for Registrant.

(30)	Incorporated by reference to the Registration Statement filed on Form N-14 (333-190276) for the Registrant on July 31, 2013.

Item 17. Undertakings.

(1)        The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)        The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“the Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, Nuveen Investment Funds, Inc., certifies that it meets all of the requirements for effectiveness of this post-effective amendment to its Registration Statement under rule 485(b) under the Securities Act and has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, the State of Illinois on the 22nd day of November, 2013.

NUVEEN INVESTMENT FUNDS, INC.

By:	/s/ Kathleen L. Prudhomme
Kathleen L. Prudhomme
Vice President and Assistant Secretary

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Capacity		Date

/s/ Stephen D. Foy Stephen D. Foy	Vice President and Controller (principal financial and accounting officer)		November 22, 2013

/s/ Gifford R. Zimmerman Gifford R. Zimmerman	Chief Administrative Officer (principal executive officer)		November 22, 2013

William J. Schneider*	Chairman of the Board and Director	) )
)
William Adams IV*	Director	) )
)
Robert P. Bremner*	Director	) )
)
Jack B. Evans*	Director	) )
)
William C. Hunter*	Director	) ) )	By: /s/ Kathleen L. Prudhomme Kathleen L. Prudhomme Attorney-in-Fact November 22, 2013
)
David J. Kundert*	Director	) )
)
John K. Nelson*	Director	) )

Signature	Capacity		Date
Thomas S. Schreier, Jr.*	Director	) )
)
Judith M. Stockdale*	Director	) )
)
Carole E. Stone*	Director	) )
)
Virginia L. Stringer*	Director	) )
)
Terence J. Toth*	Director	) )

* An original power of attorney authorizing, among others, Kevin J. McCarthy, Kathleen L. Prudhomme and Gifford R. Zimmerman, to execute this registration statement, and amendments thereto, for each of the directors of the Registrant on whose behalf this registration statement is filed, has been executed and is incorporated by reference herein or is filed as an exhibit herewith.

EXHIBIT INDEX

Exhibit No.	Name of Exhibit

(12)	Opinion and Consent of Tax Counsel Supporting Tax Matters

(16)(b)	Powers of Attorney